BlackRock Funds II
BlackRock Strategic Income Opportunities Portfolio

Supplement to the Statement of Additional Information dated August 27, 2010

The following changes are made to the Statement of Additional Information of BlackRock Strategic Income Opportunities Portfolio (the “Fund”), a series of BlackRock Funds II.

The section entitled “Management and Advisory Arrangements” is revised as set forth below.

All references to Curtis Arledge are hereby removed.

The subsection entitled “Information Regarding Portfolio Managers — Other Funds and Accounts Managed” is revised to add the following information with respect to the Fund as of August 5, 2010:

	Number of Other Accounts Managed			Number of Other Accounts and Assets for
	and Assets by Account Type			Which Advisory Fee is Performance-Based

	Other	Other		Other	Other
	Registered	Pooled		Registered	Pooled
	Investment	Investment	Other	Investment	Investment	Other
Name of Portfolio Manager	Companies	Vehicles	Accounts	Companies	Vehicles	Accounts

Rick Rieder	14	4	1	0	0	0
	$12.05 Billion	$1.63 Billion	$76.4 Million	$0	$0	$0

Eric Pellicciaro	20	2	0	0	1	0
	$15.8 Billion	$425.4 Million	$0	$0	$192.5 Million	$0

The subsection entitled “Information Regarding Portfolio Managers — Portfolio Manager Compensation” is revised to add the following information with respect to the Fund as of August 5, 2010:

Portfolio Manager	Portfolio Managed	Benchmarks Applicable to Each Manager
Rick Rieder	Strategic Income Opportunities Portfolio	A combination of market-based indices (e.g., Barclays Capital Universal Index, Barclays Capital Intermediate Government/Credit Index, Barclays Capital U.S. Aggregate Bond Index), certain customized indices and certain fund industry peer groups.

Eric Pellicciaro	Strategic Income Opportunities Portfolio	A combination of market-based indices (e.g., Barclays Capital Universal Index, Barclays Capital Intermediate Government/Credit Index, Barclays Capital U.S. Aggregate Bond Index, Barclays Capital GNMA MBS Index), certain customized indices and certain fund industry peer groups.

The subsection entitled “Information Regarding Portfolio Managers — Portfolio Manager Beneficial Holdings” is revised to add the following information with respect to the Fund as of August 5, 2010:

Portfolio Manager	Portfolio Managed	Dollar Range of Securities Equity Beneficially Owned
Rick Rieder	Strategic Income Opportunities Portfolio	None
Eric Pellicciaro	Strategic Income Opportunities Portfolio	None

Shareholders should retain this Supplement for future reference.

Code# SAI-BRFII-0810-SUP